Stock-Based Compensation - Schedule of Classification of RSU's Expenses (Details) - RSUs [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	$ 3,496	$ 3,045	$ 7,279	$ 5,917
Cost of revenue [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	236	199	459	386
Research and development [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	1,789	1,512	3,525	2,957
Sales and marketing [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	807	762	1,976	1,489
General and administrative [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	$ 664	$ 572	$ 1,319	$ 1,085